Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 15)	$ 84,050,900		$ 68,797,600	$ 64,967,710
Provision for trails in process (Note 29)	6,483,078		7,812,689	15,119,692
Provision for environmental costs	11,219,278		11,067,134	$ 8,230,476
Provisions	$ 101,753,256	$ 5,169,627	$ 87,677,423